CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flow from operating activities
Net (loss) income	$ (8,738)	(54,437)	21,038	39,695
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Loss on disposal of property, plant and equipment	2	10
Loss on goodwill impairment	1,649	10,276
Depreciation of property, plant and equipment	7,818	48,709	43,783	36,731
Amortization of intangible assets	84	524	454	454
Deferred income taxes	(1,240)	(7,727)	165	5,231
Bad debt (recovery) expense	165	1,026	(354)	(266)
Inventory provision			3,533
Changes in operating assets and liabilities
Accounts and bills receivable	5,050	31,460	(26,620)	3,404
Inventories	1,201	7,483	7,270	(7,538)
Advance to suppliers	(1,019)	(6,351)	2,167	(7,018)
Prepaid expenses and other current assets	4,686	29,192	(30,180)	523
Accounts payable	1,538	9,579	5,021	(11,581)
Accrued expenses and other payables	127	789	(7,185)	8,341
Advance from customers	(26)	(162)	(25,415)	24,683
Tax payable	(3,839)	(23,920)	(7,695)	5,917
Net cash provided by (used in) operating activities	7,458	46,451	(14,018)	98,575
Cash flow from investing activities
Purchases of property, plant and equipment	(848)	(5,285)	(35,943)	(2,951)
Restricted cash related to trade finance	12,962	80,752	(100,915)	11,217
Advanced to suppliers - non current	9,229	57,500	(273)	(420)
Amount change in construction in progress	(33,295)	(207,432)	17,806	39,926
Interest capitalization related to CIP	(1,794)	(11,174)
Amount decrease in deposit				4,240
Proceeds from sale of property, plant and equipment	40	250
Net cash (used in) provided by investing activities	(13,706)	(85,389)	(119,325)	52,012
Cash flow from financing activities
Principal payments of short-term bank loans	(27,046)	(168,501)	(142,000)	(11,179)
Proceeds from short-term bank loans	17,656	110,000	148,501	5,000
Change in notes payable	6,147	38,299
Proceeds from sale-leaseback equipment	3,210	20,000
Net cash (used in) provided by financing activities	(33)	(202)	6,501	(6,179)
Effect of foreign exchange rate changes	67	(26)	(213)	16
Net (decrease) increase in cash and cash equivalent	(6,214)	(39,166)	(127,055)	144,424
Cash and cash equivalent
At beginning of period/year	7,018	44,172	171,227	26,804
At end of period/year	804	5,006	44,172	171,227
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,794	11,174	10,227	8,846
Income tax paid			9,654	3,658
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	964	6,003	1,730
Obligations for acquired equipment under capital lease:	$ 3,210	20,000